Subsequent Events (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands						2 Months Ended	12 Months Ended
	Sep. 07, 2017 ILS (₪) shares	Sep. 07, 2017 USD ($) shares	Jul. 28, 2016 ILS (₪)	Jul. 28, 2016 $ / shares	Feb. 28, 2016 $ / shares	Aug. 16, 2017 ₪ / shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2017 USD ($) $ / shares shares
Subsequent Events (Textual)
Purchase of non-tradable warrants	265,568	265,568
Net of issuance costs | ₪	₪ 13,970		₪ 25,820
Agent fees | $		$ 140
Warrant exercise price | (per share)				$ 6.5	$ 2.1	₪ 1.20
January 29, 2018 [Member]
Subsequent Events (Textual)
Warrant exercise price | $ / shares								$ 10.31
January 29, 2018 [Member] | Investors [Member]
Subsequent Events (Textual)
Direct offering | $ / shares								$ 8.25
Purchase of non-tradable warrants							24,242	24,242
Net of issuance costs							₪ 12,500	$ 3,600
Agent fees | $								$ 305
Investors unregistered non-tradable warrants							266,667	266,667
Aggregate shares							484,848	484,848
Warrant exercise price | $ / shares								$ 12.00